EQUIPMENT (Details Narrative 2) (USD $)	9 Months Ended
Nov. 30, 2014
Property, Plant and Equipment [Abstract]
Microscope purchase price	$ 318,603
Down payment for microscope	21,115
Monthly payment	10,260
Number of payments	36
Security deposit	$ 238,952